Convertible Notes Offering and Capped Call - Disclosure of key assumptions used in the valuation model for capped call derivative options (Details) - Capped call derivative options [Member]	Apr. 30, 2026 $ / shares
Convertible Notes [Line Items]
Strike Price	$ 5.84
Cap	10.51
Share price	$ 3.38
Volatility Rate	63.00%
Risk free rate	4.00%